Advances for Vessels under Construction And Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Vessels Under Construction And Acquisitions [Abstract]
Vessels Delivered

Shipyard	Vessel Hull DN	Vessel Name	DWT	Date of Delivery	Contract Construction Price	Engineering Costs	Construction Cost
Fujian	DN-3800-14	ANAFI	4,584	04/06/2011	$9,590	$1,150	$10,740
	DN-3800-15	SIKINOS	4,595	08/11/2011	$9,590	$1,150	$10,740
Quingdao	QHS -226	TILOS	6,263	03/28/2011	$10,600	$1,600	$12,200
	QHS -227	HALKI	6,256	07/28/2011	$10,600	$1,600	$12,200
	QHS -228	SYMI	6,256	04/11/2012	$10,600	$1,600	$12,200
Erlenbacher	NB- 1166	MONTANA	4,319	05/26/2011	$4,084	$0	$4,084

Schedule of Advances for Vessels under Construction and Acquisitions

	Year Ended December 31,
	2011	2012
Balance at beginning of year	77,858	11,553
Advances for vessels under construction and related costs	20,078	2,302
Advances for second hand vessel acquisitions	453	-
Vessels delivered	(86,836)	(13,855)
Balance at end of year	11,553	-